Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	294,292,333.92	17,787
Yield Supplement Overcollateralization Amount 07/31/25	18,016,048.39	0
Receivables Balance 07/31/25	312,308,382.31	17,787
Principal Payments	14,663,584.65	425
Defaulted Receivables	393,705.73	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	16,772,513.00	0
Pool Balance at 08/31/25	280,478,578.93	17,343

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.62%
Prepayment ABS Speed	1.27%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	6,815,647.67	271
Past Due 61-90 days	2,256,226.09	87
Past Due 91-120 days	176,212.24	7
Past Due 121+ days	0.00	0
Total	9,248,086.00	365

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Delinquency Trigger Occurred	NO

Recoveries	311,067.10
Aggregate Net Losses/(Gains) - August 2025	82,638.63
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.32%
Prior Net Losses/(Gains) Ratio	-0.37%
Second Prior Net Losses/(Gains) Ratio	0.27%
Third Prior Net Losses/(Gains) Ratio	-0.05%
Four Month Average	0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.91%
Weighted Average Contract Rate, Yield Adjusted	10.03%
Weighted Average Remaining Term	36.48

Flow of Funds	$ Amount
Collections	16,480,964.54
Investment Earnings on Cash Accounts	20,321.33
Servicing Fee	(260,256.99)
Transfer to Collection Account	-
Available Funds	16,241,028.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	967,886.16
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	8,775,579.77
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,266,901.65

Total Distributions of Available Funds	16,241,028.88

Servicing Fee	260,256.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	289,254,158.70
Principal Paid	13,813,754.99
Note Balance @ 09/15/25	275,440,403.71

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2b
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	146,294,158.70
Principal Paid	13,813,754.99
Note Balance @ 09/15/25	132,480,403.71
Note Factor @ 09/15/25	47.3347162%

Class A-4
Note Balance @ 08/15/25	97,610,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	97,610,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	30,230,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	30,230,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	15,120,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	15,120,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,160,372.24
Total Principal Paid	13,813,754.99
Total Paid	14,974,127.23

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.34270%
Coupon	4.77270%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	588,833.99
Principal Paid	13,813,754.99
Total Paid to A-3 Holders	14,402,588.98

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1515856
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.7091541
Total Distribution Amount	14.8607397

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.1038802
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.3559918
Total A-3 Distribution Amount	51.4598720

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	635.28
Noteholders' Principal Distributable Amount	364.72

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	5,038,175.22
Investment Earnings	18,175.45
Investment Earnings Paid	(18,175.45)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,907,020.62	2,230,808.12	2,349,105.10
Number of Extensions	75	89	94
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.68%	0.68%